UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Trinity Capital of Jacksonville, Inc.

                                 Address: 1819 Goodwin Street
                                          Jacksonville, Fl 32204

                                 13F File Number: 028-04449

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:   Thad L. McNulty

Title:  President

Phone:  904-355-7700

Signature,                          Place,                  and Date of Signing:

/s/ Thad L. McNulty                 Jacksonville Fl               2/15/2005
-------------------------           --------------------    --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                        Name

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

            TRINITY CAPITAL OF JACKSONVILLE, INC. COMPOSITE REPORTING
                      VALUATION REPORT - WITH VOTING RIGHTS
                                   12/31/2004

                                      TITLE OF                 VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
         NAME OF ISSUER                 CLASS       CUSIP    (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
---------------------------------   ------------  ---------  ---------  -------  ---  ----  -------  --------  -------  ------  ----
AMER INTL GROUP INCCMN              COMMON STOCK  026874107  4,859,580   74,000  SH          74,000             74,000
AMERICAN TOWER SYSTEMS CL-ACMN
   CLASS A                          COMMON STOCK  029912201    736,000   40,000  SH          40,000             40,000
AXONYX INCCMN                       COMMON STOCK  05461R101    899,000  145,000  SH         145,000            145,000
BIOLASE TECHNOLOGY, INC.CMN         COMMON STOCK  090911108  1,043,520   96,000  SH          96,000             96,000
CAMECO CORPORATIONCMN               COMMON STOCK  13321L108  2,621,500   25,000  SH          25,000             25,000
CATALINA MARKETING CORPCOMMON
   STOCK                            COMMON STOCK  148867104  2,963,000  100,000  SH         100,000            100,000
CEMEX SA SPONS ADR PART
   CERSPONSORED ADR C               COMMON STOCK  151290889  2,367,300   65,000  SH          65,000             65,000
FLORIDA ROCK IND INCCMN             COMMON STOCK  341140101  2,083,550   35,000  SH          35,000             35,000
GOOGLE, INC.CMN CLASS A             COMMON STOCK  38259P508  1,156,740    6,000  SH           6,000              6,000
INFINITY PPTY & CAS CORPCMN         COMMON STOCK  45665Q103  2,992,000   85,000  SH          85,000             85,000
LEVEL 3 COMMUNICATIONS INCCMN       COMMON STOCK  52729N100    678,000  200,000  SH         200,000            200,000
MCI INC.CMN                         COMMON STOCK  552691107    201,600   10,000  SH          10,000             10,000
MICHAELS STORES INCCMN              COMMON STOCK  594087108  1,798,200   60,000  SH          60,000             60,000
MIPS TECHNOLOGIES INCCMN            COMMON STOCK  604567107    985,000  100,000  SH         100,000            100,000
NASH FINCH COCMN                    COMMON STOCK  631158102  6,343,680  168,000  SH         168,000            168,000
NEWMONT MNG CORP HLDNG COCMN        COMMON STOCK  651639106  2,220,500   50,000  SH          50,000             50,000
NOVASTAR FINANCIAL INCCMN           COMMON STOCK  669947400  2,574,000   52,000  SH          52,000             52,000
NTL (DELAWARE), INC.CMN             COMMON STOCK  62940M104  2,918,400   40,000  SH          40,000             40,000
ODYSSEY MARINE EXPLORATION INCCMN   COMMON STOCK  676118102    800,000  320,000  SH         320,000            320,000
PALOMAR MEDICAL TECHNOLOGIES(NEW)   COMMON STOCK  697529303    111,710    4,285  SH           4,285              4,285
PENN NATIONAL GAMING INCCMN         COMMON STOCK  707569109  3,027,500   50,000  SH          50,000             50,000
PETROKAZAKHSTAN INC.CMN CLASS A     COMMON STOCK  71649P102  2,597,000   70,000  SH          70,000             70,000
SBA COMMUNICATIONS CORPCMN          COMMON STOCK  783885106  1,484,800  160,000  SH         160,000            160,000
SPECTRASITE, INC.CMN                COMMON STOCK  84761M104  1,563,300   27,000  SH          27,000             27,000
ST. JOE COMPANYCMN                  COMMON STOCK  790148100  3,017,400   47,000  SH          47,000             47,000
TASER INTERNATIONAL, INC.CMN        COMMON STOCK  87651B104  1,582,500   50,000  SH          50,000             50,000
TELEWEST GLOBAL, INC.CMN            COMMON STOCK  87956T107  3,516,000  200,000  SH         200,000            200,000
VION PHARMACEUTICALS INCCMN         COMMON STOCK  927624106    600,320  128,000  SH         128,000            128,000
XTO ENERGY CORPCMN                  COMMON STOCK  227573102  1,769,000   50,000  SH          50,000             50,000